Goodwill and Intangible Assets - Goodwill Rollforward (Details) - USD ($) $ in Thousands	12 Months Ended
	Oct. 30, 2016	Oct. 25, 2015	Oct. 26, 2014
Changes in the carrying amount of goodwill
Balance at the beginning of the period	$ 1,699,484	$ 1,226,406
Goodwill acquired	186,379	488,476
Purchase adjustments	(241)	7,096
Impairment charge	(991)	(21,537)	$ 0
Product line disposal/Goodwill sold	(50,134)	(957)
Balance at the end of the period	1,834,497	1,699,484	1,226,406
Grocery Products
Changes in the carrying amount of goodwill
Balance at the beginning of the period	322,421	322,942
Goodwill acquired	186,379
Product line disposal/Goodwill sold		(521)
Balance at the end of the period	508,800	322,421	322,942
Refrigerated Foods
Changes in the carrying amount of goodwill
Balance at the beginning of the period	584,684	96,643
Goodwill acquired			488,476
Purchase adjustments	(241)
Product line disposal/Goodwill sold		(435)
Balance at the end of the period	584,443	584,684	96,643
Jennie-O Turkey Store
Changes in the carrying amount of goodwill
Balance at the beginning of the period	203,214	203,214
Balance at the end of the period	203,214	203,214	203,214
Specialty Foods
Changes in the carrying amount of goodwill
Balance at the beginning of the period	456,416	470,857
Purchase adjustments		7,096
Impairment charge	(991)	(21,537)
Product line disposal/Goodwill sold	(50,134)
Balance at the end of the period	405,291	456,416	470,857
International & Other
Changes in the carrying amount of goodwill
Balance at the beginning of the period	132,749	132,750
Product line disposal/Goodwill sold		(1)
Balance at the end of the period	$ 132,749	$ 132,749	$ 132,750